UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of InvestmentsOctober 31, 2022 (unaudited)

1

QUARTERLY REPORT

		Shares	Fair Value
87.14%	COMMON STOCKS

10.02%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	83	$6,042
	Alphabet, Inc. - Class A*	1,570	148,381
	Meta Platforms, Inc.*	363	33,817
			188,240
14.25%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	1,227	125,694
	Chipotle Mexican Grill*	12	17,980
	Etsy, Inc.*	74	6,949
	Royal Caribbean Cruises *	342	18,256
	Tesla, Inc.*	434	98,752
			267,631
4.39%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	190	18,426
	Costco Wholesale Corp.	60	30,090
	PepsiCo, Inc.	187	33,956
			82,472
3.96%	ENERGY
	Devon Energy Corp.	467	19,539
	Marathon Oil Corp.	599	18,240
	Marathon Petroleum Corp.	158	17,952
	Schlumberger Ltd.	359	18,679
			74,410
1.90%	FINANCIALS
	Intercontinental Exchange	186	17,776
	NASDAQ, Inc.	288	17,925
			35,701
1.92%	HEALTH CARE
	CVS Health Corp.	76	7,197
	Danaher Corp.	29	7,298
	Molina Healthcare, Inc.*	20	7,177
	Thermo Fisher Scientific	14	7,196
	Vertex Pharmaceuticals*	23	7,176
			36,044

6.46%	INDUSTRIALS
	Caterpillar, Inc.	82	17,750
	Fortive Corp.	279	17,828
	Honeywell International	88	17,954
	Old Dominion Freight	27	7,414

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

		Shares	Fair Value
	Textron, Inc.	263	$18,000
	Transdigm Group, Inc.	36	20,727
	Union PAC Corp.	36	7,097
	UPS, Inc. Class B	43	7,214
	Waste Management, Inc.	46	7,285
			121,269
37.12%	INFORMATION TECHNOLOGY
	Analog Devices, Inc.	50	7,131
	Apple, Inc.	1,964	301,160
	Auto Desk*	82	17,573
	Broadcom, Inc.	60	28,207
	Broadridge Financial Solutions	42	6,303
	Cadence Design Systems*	48	7,267
	Enphase Energy, Inc.*	72	22,104
	EPAM Systems, Inc.*	21	7,350
	LAM Research Corp.	45	18,215
	Microchip Technology, Inc.	114	7,038
	Microsoft Corp.	901	209,149
	Nvidia Corp	328	44,270
	Synopsys, Inc.*	24	7,021
	Texas Instruments, Inc.	45	7,228
	Tyler Technologies, Inc.*	22	7,113
			697,129
1.81%	MATERIALS
	Avery Dennison Corp.
	CF Industries Holdings, Inc.	42	7,121
	PPG Industries, Inc.	185	19,658
		63	7,193
			33,972
2.28%	REAL ESTATE
	Host Hotels & Resorts	964	18,200
	Invitation Homes, Inc.	225	7,130
	Prologis, Inc.	159	17,609
			42,939
3.03%	UTILITIES
	Alliant Energy Corp.	138	7,200
	American Electric Power Co., Inc.	81	7,122
	DTE Energy Co.	63	7,063
	Duke Energy Co.	77	7,175
	Eversource Energy	94	7,170
	Nextera Energy, Inc.	91	7,053

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

		Shares	Fair Value
	Public Service Enterprise Group, Inc.	126	$7,065
	The Southern Company	108	7,072
			56,920

87.14%	TOTAL COMMON STOCKS		1,636,727

4.77%	MONEY MARKET FUND
	Dreyfus Treasury Securities Cash Management 2.21%**	89,648	89,648

1.99% PURCHASED OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Value
	CALL OPTIONS
	Apple Inc.	59	$904,706	$152.50	$37,347

1.99%	TOTAL PURCHASED OPTIONS				$37,347

93.90%	TOTAL INVESTMENTS				1,763,722
6.10%	Other assets, net of liabilities				114,492
100.00%	NET ASSETS				$1,878,214

*Non-income producing

**Effective 7 day yield as of October 31, 2022

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$1,636,727	$—	$—	$1,636,727
Money Market	$89,648			$89,648
Purchased Options	$37,347			$37,347
Total Investments	$1,763,722	$—	$—	$1,763,722

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2022.

At October 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,868,578 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,204
Gross unrealized depreciation	(129,060)
Net unrealized appreciation	$(104,856)